Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Property and equipment, net
Property and equipment, gross		¥ 148,308			¥ 150,460
Less: accumulated depreciation and amortization		(56,614)			(66,037)
Property and equipment, net		91,694		$ 13,033	84,423
Depreciation and amortization expenses for the property and equipment	¥ 10,857	13,716	¥ 15,576
Office building
Property and equipment, net
Property and equipment, gross		77,797			77,797
Office building improvements
Property and equipment, net
Property and equipment, gross		3,948			3,948
Computer and software
Property and equipment, net
Property and equipment, gross		56,942			57,399
Furniture, fixtures and other equipment
Property and equipment, net
Property and equipment, gross		4,960			5,187
Motor vehicles
Property and equipment, net
Property and equipment, gross		407			407
Leasehold improvements
Property and equipment, net
Property and equipment, gross		¥ 4,254			¥ 5,722